SUPPLEMENTAL FINANCIAL INFORMATION - RESTRUCTURING ACTIVITY (Details) - USD ($) $ in Millions	12 Months Ended		48 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	$ 381	$ 323
Restructuring Charges	1,068	806
Restructuring Reserve, Settled with Cash	(771)	(569)
Restructuring Charges Against Disposed Assets	(289)	(179)
Restructuring Reserve Ending Balance	389	381	$ 389
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	353	296
Restructuring Charges	516	378	2,000
Restructuring Reserve, Settled with Cash	(507)	(321)
Restructuring Charges Against Disposed Assets	0	0
Restructuring Reserve Ending Balance	362	353	362
Restructuring- Asset Related Cost [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	0	0
Restructuring Charges	289	179	954
Restructuring Reserve, Settled with Cash	0	0
Restructuring Charges Against Disposed Assets	(289)	(179)
Restructuring Reserve Ending Balance	0	0	0
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	28	27
Restructuring Charges	263	249	944
Restructuring Reserve, Settled with Cash	(264)	(248)
Restructuring Charges Against Disposed Assets	0	0
Restructuring Reserve Ending Balance	$ 27	$ 28	$ 27